CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS:
Cash	$ 77,458	$ 107,627	$ 87,799
GST tax receivable	15,109	11,647	946
Prepaid expenses and other current assets	207,347	502,616	25,000
TOTAL CURRENT ASSETS	299,914	621,890	113,745
Security deposit	1,535	1,684	0
Property and equipment, net	3,672	3,494	0
TOTAL ASSETS	305,121	627,068	113,745
CURRENT LIABILITIES:
Accounts payable	303,127	236,466	350,004
Accrued expenses and other payables	429,198	386,311	422,326
Convertible notes and related accrued interest, net	2,148,900	1,794,375	272,424
Loans payable	6,278	27,558	33,909
Embedded conversion option liabilities	350,063	780,281	0
Warrant derivative liability	86,662	269,648	158,244
Due to directors - related parties	31,994	35,108	60,350
Loans from directors and officer - related parties	59,360	79,416	161,975
Employee benefit liability	71,883	71,421	62,827
TOTAL CURRENT LIABILITIES	$ 3,487,465	$ 3,680,584	$ 1,522,059
Commitments and Contingencies
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 2,000,000,000 shares authorized; 356,624,597 and 347,442,013 shares issued and outstanding as of September 30, 2015 and June 30, 2015, respectively	$ 356,625	$ 347,442	$ 72,685
Additional paid-in capital	17,901,198	17,458,745	16,374,781
Accumulated other comprehensive income (loss)	359,398	100,968	(302,863)
Accumulated deficit	(21,804,565)	(20,965,671)	(17,552,917)
TOTAL STOCKHOLDERS' DEFICIT	(3,182,344)	(3,053,516)	(1,408,314)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	305,121	627,068	113,745
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	5,000	5,000	0
TOTAL STOCKHOLDERS' DEFICIT		5,000	0
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	$ 0	0	0
TOTAL STOCKHOLDERS' DEFICIT		$ 0	$ 0